SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 18,594	$ 15,027
Less accumulated depreciation	(12,354)	(9,196)
Property and equipment, net	6,240	5,831
Computer hardware, software and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	946	742
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	12,225	9,848
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	613	598
Internally developed software
Property, Plant and Equipment [Line Items]
Total property and equipment	2,538	1,739
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	168	0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,104	$ 2,100